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                    Skadden, Arps, Slate, Meagher & Flom LLP
                             155 North Wacker Drive
                            Chicago, Illinois 60606
                           Telephone: (312) 407-0700








                               September 29, 2010


Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

  Re:   Invesco Van Kampen Senior Loan Fund
        Post-Effective Amendment No. 8 to the
        Registration Statement on Form N-2 --
        Rule 486(a) Filing (File Nos. 333-121061
        and 811-05845)

Ladies and Gentlemen:

         Invesco Van Kampen Senior Loan Fund (the "Registrant") hereby files via EDGAR one electronically signed copy of the Registration Statement on Form N-2 (the "Registration Statement"), complete with exhibits filed therewith (the "Exhibits"). The Registration Statement and Exhibits thereto are filed pursuant to Rule 486(a) of the General Rules and Regulations of the Securities and Exchange Commission (the "Commission") promulgated under the Securities Act of 1933, as amended, and under the Investment Company Act of 1940, as amended, and the General Rules and Regulations of the Commission promulgated thereunder.

         The purpose of this filing is to update the Registrant's Registration Statement to include relevant information regarding a change in the Fund's investment adviser, distributor, administrator and certain other service providers, as well as other related changes, as a result of the closing of the transaction on June 1, 2010 whereby Morgan Stanley sold Van Kampen Investments to Invesco Ltd. The Registration Statement also includes other routine update items. The Registrant has filed the prospectus and the statement of additional information marked to show the differences from the currently effective Registration Statement. We therefore believe that the Registration Statement is eligible for selective review.

         Should the staff have any questions regarding the foregoing, please call Kim Lombardo at (312) 407-0768 or Elizabeth Nelson at (630) 684-6301.


                                        Very truly yours,

                                        /s/ Charles B. Taylor
                                        -----------------------------
                                        Charles B. Taylor